Label	Element	Value
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)
Innovator International Developed Power Buffer ETF™ - November | iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)